Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of other provisions [Line Items]
Beginning balance		₩ 166,159		₩ 181,481
Additions (reversals)		93,448		147,202
Usage		(117,972)		(162,524)
Ending balance		141,635		166,159
Current		86,290		105,251
Non-current		55,345		60,908
Litigation [member]
Disclosure of other provisions [Line Items]
Beginning balance		7,479		1,806
Additions (reversals)		8,844		5,673
Usage		(14,777)
Ending balance		1,546		7,479
Current		1,546		7,479
Warranties [member]
Disclosure of other provisions [Line Items]
Beginning balance	[2]	152,683	[1]	173,795
Additions (reversals)		71,255	[1]	113,689	[2]
Usage		(87,629)	[1]	(134,801)	[2]
Ending balance	[1]	136,309		152,683	[2]
Current		80,964	[1]	91,775	[2]
Non-current		55,345	[1]	60,908	[2]
Others [member]
Disclosure of other provisions [Line Items]
Beginning balance		5,997		5,880
Additions (reversals)		13,349		(27,840)
Usage		(15,566)		(27,723)
Ending balance		3,780		5,997
Current		₩ 3,780		₩ 5,997

[1]	The Group provides warranty on defective products for warranty periods after sales. The provision is calculated based on the assumption of expected number of warranty claims and costs per claim considering historical experience.
[2]	The Group provides warranty on defective products for warranty periods after sales. The provision is calculated based on the assumption of expected number of warranty claims and costs per claim considering historical experience.